Stock Compensation Expense (Details) - USD ($)		2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 29, 2023	Dec. 15, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2025	Jan. 22, 2025
Stock Compensation Expense [Line Items]
Common stock reserved for issuance								24,551,226
Stock based compensation expense (in Dollars)			$ 14,164	$ 9,714		$ 36,015	$ 36,469	$ 4,647,500	$ 4,647,500
Total unrecognized compensation (in Dollars)			34,558			34,558		$ 65,902	32,560
Vesting term								20 years
Intrinsic value (in Dollars)								$ 580,843	$ 2,974,353
Grant date fair value (in Dollars per share)									$ 1.69
Repurchase shares								2,750,000
Treasury stock amount (in Dollars)					$ 2,750			$ 2,750
Additional paid-in capital (in Dollars)			66,401,214			$ 66,401,214		61,668,608	$ 48,218,665
Recognized over a weighted average period						13 months
Weighted average period						40 months
Director [Member]
Stock Compensation Expense [Line Items]
Additional paid-in capital (in Dollars)								$ 4,644,750
Common Stock [Member]
Stock Compensation Expense [Line Items]
Common stock reserved for issuance								500,000		500,000
Issuance restricted stock units	2,750,000
Treasury stock amount (in Dollars)
Long Term Incentive Plan [Member]
Stock Compensation Expense [Line Items]
Common stock reserved for issuance								2,433,728
Expire grant term								10 years
Expired date								Apr. 06, 2024
Issuance restricted stock units								583,728
2025 Long Term Incentive Plan [Member]
Stock Compensation Expense [Line Items]
Common stock reserved for issuance											1,850,000
Granted options								1,635,000
2025 Omnibus Incentive Plan [Member]
Stock Compensation Expense [Line Items]
Stock based compensation expense (in Dollars)			3,210				$ 0
General and Administrative Expense [Member]
Stock Compensation Expense [Line Items]
Stock based compensation expense (in Dollars)								$ 1,188,650	$ 10,998
Incentive Stock Options [Member]
Stock Compensation Expense [Line Items]
Granted options								1,590,823	1,515,823
Vested shares								159,258	430,508
Forfeited shares								1,255,940	885,315
Expired shares								95,625	95,625
Three Non-Qualified Stock Options [Member]
Stock Compensation Expense [Line Items]
Granted options								1,182,030
Exercise per share (in Dollars per share)								$ 0.11
Two Non-Qualified Stock Options [Member]
Stock Compensation Expense [Line Items]
Granted options								1,540,000
Exercise per share (in Dollars per share)								$ 1.66
Non-Qualified Stock Options [Member]
Stock Compensation Expense [Line Items]
Granted options								3,254,000	1,714,000
Vested shares								1,910,303	1,501,500
Forfeited shares								112,500	112,500
Expired shares								1,182,030
Stock based compensation expense (in Dollars)								$ 24,545	$ 29,800
Restricted Stock Units [Member]
Stock Compensation Expense [Line Items]
Restricted stock units unrecognized expense (in Dollars)			$ 3,559,565			$ 3,559,565
Restricted Stock Units [Member] | 2025 Omnibus Incentive Plan [Member]
Stock Compensation Expense [Line Items]
Issuance restricted stock units		2,146,250
Share-Based Payment Arrangement, Employee [Member] | Long Term Incentive Plan [Member]
Stock Compensation Expense [Line Items]
Common stock reserved for issuance								2,500,000
Share-Based Payment Arrangement, Employee [Member] | Minimum [Member]
Stock Compensation Expense [Line Items]
Vesting term								3 years
Share-Based Payment Arrangement, Employee [Member] | Maximum [Member]
Stock Compensation Expense [Line Items]
Vesting term								4 years
Share-Based Payment Arrangement, Nonemployee [Member] | Minimum [Member]
Stock Compensation Expense [Line Items]
Vesting term								2 years
Share-Based Payment Arrangement, Nonemployee [Member] | Maximum [Member]
Stock Compensation Expense [Line Items]
Vesting term								3 years